Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Net income (loss)	$ (103,683)	$ (67,255)	$ (22,606)
Actuarial gains and losses	(515)	(30)	(15)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	(515)	(30)	(15)
Currency translation adjustment	23,745	(4,333)	(6,769)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	23,745	(4,333)	(6,769)
Total Comprehensive income (loss)	(80,453)	(71,618)	(29,391)
Attributable to shareholders of Cellectis	(75,731)	(71,607)	(29,640)
Attributable to non-controlling interests	$ (4,723)	$ (12)	$ 249